Share Based Payment - Summary of Terms and Conditions Relating to Grants under Share Incentive Plan (Detail) - Restricted Stock Units [Member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments	829,578	1,455,554	2,413,442
Vesting conditions	Refer notes	Refer notes	Refer notes
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	4 years	4 years	4 years
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	8 years	8 years	9 years